Operating Leases - Future minimum payments (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Six months ending December 31, 2024	$ 39
2024	154
2025	48
Total undiscounted future cash flows	241
Less: imputed interest	(14)
Total operating lease liability	$ 227
Adagio Medical Inc
Six months ending December 31, 2024		$ 79
2024		154	$ 86
2025		48	36
2026			18
Total undiscounted future cash flows		281	140
Less: imputed interest		(18)	(9)
Total operating lease liability		$ 263	$ 131